CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Common Class A USD ($)	Dec. 31, 2011 Common Class A	Dec. 31, 2012 Common Class B USD ($)	Dec. 31, 2011 Common Class B	Dec. 31, 2012 VIE USD ($)	Dec. 31, 2012 VIE CNY	Dec. 31, 2011 VIE CNY
Accounts payable	$ 592	3,689	9,150					$ 115	719	1,332
Accrued expenses and other current liabilities	3,145	19,597	17,577					1,180	7,352	5,020
Deferred revenue	272	1,697	3,894					256	1,597	876
Income tax payable	13	76	11,115							237
Unrecognized tax benefits	3,522	21,944	27,844					679	4,233	4,315
Other non-current liabilities	345	2,150	2,550					345	2,150	2,150
Redeemable ordinary shares, par value	$ 0.001
Redeemable ordinary shares, authorized	26,485,961	26,485,961	26,485,961
Redeemable ordinary shares, issued	26,485,961	26,485,961
Redeemable ordinary shares, outstanding	26,485,961	26,485,961
Redeemable ordinary shares, liquidation preference		75,899
Redeemable ordinary shares, redemption amount		76,858
Ordinary shares, par value				$ 0.001		$ 0.001
Ordinary shares, shares authorized				750,000,000	750,000,000	250,000,000	250,000,000
Ordinary shares, shares issued				113,577,208	113,112,458	189,617,092	189,617,092
Ordinary shares, shares outstanding				113,577,208	113,112,458	189,617,092	189,617,092